UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

November 30, 2013

1.810684.109

CFS-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.37% 12/6/13, VRDN (b)(e)	$ 3,500	$ 3,500
California - 59.0%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.06% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	8,620	8,620
(La Terrazza Apts. Proj.) Series 2002 A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	13,880	13,880
(Miramar Apts. Proj.) Series 2000 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(Southport Apts. Proj.) Series 2002 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	19,995	19,995
(The Artech Bldg. Proj.) Series 2010 B, 0.06% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	3,200	3,200
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	23,060	23,060
Series 2009 C, 0.05% 12/6/13, LOC Citibank NA, VRDN (b)	1,850	1,850
Series 2009 D, 0.05% 12/6/13, LOC Citibank NA, VRDN (b)	21,100	21,100
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.06% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	23,580	23,580
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series BA 08 1058, 0.1% 12/6/13 (Liquidity Facility Bank of America NA) (b)(f)	2,250	2,250
Series EGL 07 0053, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	10,395	10,395
Series II R 11901, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	1,300	1,300
Series Putters 3211, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,320	13,320
Series Putters 3293, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3434, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,195	4,195
Series ROC II R 11453, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
Series 2008 C1, 0.03% 12/6/13, LOC Union Bank NA, VRDN (b)	4,400	4,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.: - continued
Series 2008 G1, 0.03% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	$ 1,800	$ 1,800
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	14,288	14,288
California Dept. of Wtr. Resources Participating VRDN Series ROC II R 11970-1, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	1,600	1,600
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.1% 12/6/13 (Liquidity Facility Bank of America NA) (b)(f)	3,500	3,500
Series Putters 3019, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,785	9,785
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.):
Series 2000, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	8,400	8,400
Series 2005 B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	2,700	2,700
(Univ. San Francisco Proj.) 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	17,430	17,430
Participating VRDN:
Series BBT 2014, 0.05% 12/6/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,670	6,670
Series EGL 07 0066, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	8,500	8,500
Series Floaters 08 38C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)	34,220	34,220
Series MS 3336, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	14,000	14,000
Series MS 3346, 0.07% 12/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,330	3,330
Series Putters 3960, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,330	7,330
Series Putters 3962, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,345	4,345
Series Putters 3969, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,665	6,665
Series ROC II R 11974, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series WF11 59 C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	$ 4,735	$ 4,735
California Gen. Oblig.:
Series 2003 B2, 0.05% 12/6/13, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	15,000	15,000
Series 2003 B3, 0.05% 12/6/13, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (b)	25,000	25,000
Series 2003 C1, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	10,450	10,450
Series 2003 C3, 0.05% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	43,800	43,800
Series 2003 C4, 0.04% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	35,960	35,960
Series 2004 A10, 0.06% 12/6/13, LOC Citibank NA, VRDN (b)	34,200	34,200
Series 2004 A7, 0.04% 12/6/13, LOC Citibank NA, VRDN (b)	21,500	21,500
Series 2004 A8, 0.05% 12/6/13, LOC Citibank NA, VRDN (b)	12,100	12,100
Series 2004 A9, 0.04% 12/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (b)	50,000	50,000
Series 2005 A1, 0.04% 12/6/13, LOC Royal Bank of Canada, VRDN (b)	3,550	3,550
Series 2005 A2-1, 0.05% 12/6/13, LOC Barclays Bank PLC, VRDN (b)	63,860	63,860
Series 2005 B2, 0.05% 12/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	72,950	72,950
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.03% 12/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (b)	13,800	13,800
Series 2005 H, 0.04% 12/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	62,550	62,550
Series 2005 I, 0.03% 12/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (b)	23,700	23,700
Series 2009 H, 0.04% 12/6/13, LOC Wells Fargo Bank NA, VRDN (b)	17,250	17,250
(Scripps Health Proj.):
Series 2008 C, 0.04% 12/6/13, LOC Union Bank NA, VRDN (b)	25,020	25,020
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Scripps Health Proj.):
Series 2008 D, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	$ 1,695	$ 1,695
Series 2008 E, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	5,350	5,350
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	14,125	14,125
(St. Joseph Health Sys. Proj.):
Series 2011 A, 0.04% 12/6/13, LOC Union Bank NA, VRDN (b)	16,850	16,850
Series 2011 D, 0.04% 12/6/13, LOC Wells Fargo Bank NA, VRDN (b)	37,575	37,575
Participating VRDN:
Series DB 3294, 0.06% 12/6/13 (Liquidity Facility Deutsche Bank AG) (b)(f)	21,850	21,850
Series MS 3239, 0.07% 12/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	22,800	22,800
Series MS 3267, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	27,375	27,375
Series MS 3301, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	7,330	7,330
Series Putters 3630, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,665	4,665
California Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
Series 2006 A, 0.04% 12/5/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,300	5,300
Series 2007 C:
0.04% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,680	1,680
0.04% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,070	5,070
Series 2008 B, 0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	9,375	9,375
Series 2008 C:
0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	12,855	12,855
0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	4,430	4,430
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2001 U, 0.06% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	10,265	10,265
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Home Mtg. Prog.):
Series 2003 H, 0.06% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	$ 5,300	$ 5,300
Series 2003 M, 0.06% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,435	5,435
Series 2004 E, 0.04% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	21,100	21,100
Series 2005 A, 0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	16,900	16,900
Series 2005 B, 0.04% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	11,485	11,485
Series 2005 F, 0.04% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,250	2,250
Series 2005 H, 0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,000	2,000
Series 2006 C:
0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	2,120	2,120
0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	17,825	17,825
Series 2006 F2, 0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	24,550	24,550
Series 2007 K, 0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,500	5,500
(Multi-family Hsg. Prog.):
Series 2001 G, 0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	3,085	3,085
Series III 2001 E, 0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	30,770	30,770
(Multifamily Hsg. Prog.):
Series 2001 G, 0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	16,300	16,300
Series 2002 C, 0.04% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	14,570	14,570
Series 2002 E, 0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	5,380	5,380
Series 2005 B, 0.05% 12/4/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	6,615	6,615
Series 2005 D, 0.04% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	16,015	16,015
Series 2003 D, 0.05% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	19,540	19,540
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Series 2003 K, 0.04% 12/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	$ 5,925	$ 5,925
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.12% 12/6/13, LOC Bank of America NA, VRDN (b)(e)	8,295	8,295
(The American Nat'l. Red Cross Proj.) Series 2008, 0.04% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,105	8,105
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.12% 12/6/13, LOC Comerica Bank, VRDN (b)(e)	3,030	3,030
(Recology, Inc. Proj.) Series 2010 A, 0.07% 12/6/13, LOC Bank of America NA, VRDN (b)	107,200	107,200
Series 2011 A, 0.12% 12/6/13, LOC Comerica Bank, VRDN (b)(e)	2,810	2,810
Series 2012 A, 0.11% 12/6/13, LOC Union Bank NA, VRDN (b)(e)	2,535	2,535
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (b)	100,700	100,700
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.2% 12/6/13, LOC Bank of America NA, VRDN (b)(e)	1,800	1,800
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.09% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	1,000	1,000
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	27,075	27,075
(Grove Apts. Proj.) Series X, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	30,000	30,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	30,045	30,045
(Northwood Apts. Proj.) Series N, 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	4,600	4,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.06% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	$ 17,009	$ 17,009
(River Run Sr. Apts. Proj.) Series LL, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	13,505	13,505
(Salvation Army S.F. Proj.) 0.07% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	16,145	16,145
(Terraces at Park Marino Proj.) Series I, 0.06% 12/6/13, LOC California Teachers Retirement Sys., VRDN (b)(e)	5,625	5,625
(The Belmont Proj.) Series 2005 F, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	19,890	19,890
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	10,200	10,200
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	11,300	11,300
(Vista Del Monte Proj.) Series QQ, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	12,950	12,950
(Vizcaya Apts. Proj.) Series B, 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	20,290	20,286
Series 2007 O, 0.06% 12/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	35,952	35,952
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	30,000	30,000
(Oakmont Stockton Proj.) Series 1997 C, 0.08% 12/6/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	5,960	5,960
Participating VRDN Series ROC II R 14001, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	2,375	2,375
California Statewide Cmntys. Dev. Corp. Rev. (Rix Industries Proj.) Series 1996 I, 0.08% 12/6/13, LOC Wells Fargo Bank NA, VRDN (b)(e)	640	640
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.04% 12/6/13, LOC Union Bank NA, VRDN (b)	21,175	21,175
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EGL1310, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	13,200	13,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN: - continued
Series MS 3250, 0.07% 12/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	$ 7,500	$ 7,500
Series Putters 3759 Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,035	6,035
Series Putters 3772 Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,250	11,250
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,585	1,585
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.07% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,095	6,095
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3268 X, 0.07% 12/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000	5,000
Series MS 3288, 0.07% 12/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,000	7,000
Series ROC II R 14066, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	3,500	3,500
Series WF 11 68C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	9,210	9,210
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.04% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	3,200	3,200
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	14,375	14,375
Grossmont Union High School District Participating VRDN Series Putters 3797Z, 0.08% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,270	3,270
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.07% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	11,025	11,025
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B2, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	34,300	34,300
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	17,400	17,400
Series Putters 2864, 0.07% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,780	5,780
Series Putters 3609 Z, 0.07% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3770 Z, 0.07% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,270	3,270
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN: - continued
Series Putters 3776 Z, 0.07% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 7,425	$ 7,425
Series Putters 4004 Z, 0.07% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,885	5,885
Series ROC II R 11728, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	10,960	10,960
Series ROC II R 11773, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	4,920	4,920
Series WF 09 8C, 0.08% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)	24,970	24,970
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	55,500	55,500
(Promenade Towers Proj.) Series 2000, 0.06% 12/6/13, LOC Freddie Mac, VRDN (b)	2,760	2,760
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Putters 3847, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series Putters 4079Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,925	7,925
Series ROC II R 11842, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	6,750	6,750
Series WF 10 44C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	4,440	4,440
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 2013 A1, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	28,100	28,100
Series MS 3289, 0.07% 12/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,335	7,335
Series MS 3345, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	8,900	8,900
Series Putters 3327, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,745	3,745
Series Putters 3332, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,660	6,660
Series Putters 3718 Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,460	13,460
Series Putters 4330, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series Solar 06 48, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	15,230	15,230
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3310, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 7,495	$ 7,495
Series Putters 3750 Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,125	8,125
Series ROC II R 0006, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	18,150	18,150
Series WF 10 43C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	24,930	24,930
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.07% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	67,700	67,700
Los Angeles Wastewtr. Sys. Participating VRDN:
Series BC 13 11, 0.06% 12/6/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,750	3,750
Series ROC II R 14059, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 2012, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	6,230	6,230
Series Putters 3371, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	22,495	22,495
Series Putters 3751, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,935	4,935
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	6,400	6,400
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN:
Series 3655 Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,185	3,185
Series Putters 3547, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.07% 12/6/13 (Liquidity Facility Bank of America NA) (b)(f)	16,800	16,800
Series BA 08 1087, 0.07% 12/6/13 (Liquidity Facility Bank of America NA) (b)(f)	17,500	17,500
Series EGL 07 0044, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	16,430	16,430
Series EGL 07 71, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	43,000	43,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN: - continued
Series Putters 3289, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 2,225	$ 2,225
Series Putters 3653 Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3752 Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,570	3,570
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.08% 12/6/13, LOC Bank of America NA, VRDN (b)	9,410	9,410
Modesto Wtr. Rev. Ctfs. of Prtn. Series 2008 A, 0.03% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	9,300	9,300
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.05% 12/6/13, LOC Citibank NA, VRDN (b)	1,600	1,600
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	15,400	15,400
(Riverbend Apts. Proj.) Series 1999 B, 0.04% 12/6/13, LOC Freddie Mac, VRDN (b)	4,200	4,200
(Wood Canyon Villas Proj.) Series 2001 E, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	10,515	10,515
Orange County Wtr. District Rev. Ctfs. of Prtn.:
Participating VRDN Series Putters 3686Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,100	4,100
Series 2003 A, 0.05% 12/6/13, LOC Citibank NA, VRDN (b)	46,700	46,700
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.06% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	13,750	13,750
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 44, 0.04% 12/6/13 (Liquidity Facility Royal Bank of Canada) (b)(f)	12,500	12,500
RIB Floater Trust Various States Participating VRDN Series BC 13 24U, 0.06% 12/6/13 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,125	5,125
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	$ 26,490	$ 26,490
Richmond Wastewtr. Rev. Series 2008 A, 0.05% 12/6/13, LOC Union Bank NA, VRDN (b)	25,260	25,260
Rio Hondo Cmnty. College District Participating VRDN Series WF 10 51Z, 0.18% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	23,830	23,830
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.04% 12/6/13, LOC Union Bank NA, VRDN (b)	51,300	51,300
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.06% 12/6/13, LOC Bank of America NA, VRDN (b)	44,345	44,345
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.16% 12/6/13, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,680	1,680
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	14,000	14,000
Riverside Elec. Rev.:
Series 2008 A, 0.03% 12/6/13, LOC Bank of America NA, VRDN (b)	42,240	42,240
Series 2008 C, 0.03% 12/6/13, LOC Bank of America NA, VRDN (b)	31,725	31,725
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.12% 12/6/13, LOC PNC Bank NA, VRDN (b)(e)	1,700	1,700
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.06% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	4,385	4,385
(Deer Park Apts. Proj.) Issue A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	13,200	13,200
(Natomas Park Apts. Proj.) Series Issue B, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	15,450	15,450
(Sun Valley Proj.) Series 2001 F, 0.06% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	3,645	3,645
Sacramento Hsg. Auth. Multi-family Rev.:
(Countrywood Village Apts. Proj.) Series F, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	8,225	8,225
(Valencia Point Apts. Proj.) Series 2006 I, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	4,900	4,900
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	8,475	8,475
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.04% 12/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	$ 5,965	$ 5,965
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	32,500	32,500
San Diego Cmnty. College District Participating VRDN:
Series Putters 3963, 0.07% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Series RBC O 8, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (b)(f)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,380	7,380
Series Putters 3736Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.07% 12/6/13, LOC Citibank NA, VRDN (b)(e)	6,300	6,300
(Stratton Apts. Proj.) Series 2000 A, 0.06% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	19,825	19,825
(Villa Nueva Apts. Proj.) Series 2007 F, 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	37,500	37,500
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN:
Series MS 3229X, 0.07% 12/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,500	7,500
Series Putters 3504, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,000	7,000
San Diego Unified School District Participating VRDN Series MS 3330, 0.06% 12/6/13 (Liquidity Facility Cr. Suisse) (b)(f)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,000	12,000
Series ROC II R 12318, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	16,455	16,455
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36A, 0.06% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 25,000	$ 25,000
Second Series 36B, 0.06% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,000	1,000
Series 2010 A2, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	54,500	54,500
Series 2010 A3, 0.05% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	28,000	28,000
Series 36C, 0.06% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	15,770	15,770
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	22,015	22,015
San Francisco City & County Gen. Oblig. Participating VRDN:
Series BA 08 3318, 0.18% 12/6/13 (Liquidity Facility Bank of America NA) (b)(f)	2,000	2,000
Series WF 10 48C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	20,095	20,095
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.08% 12/6/13, LOC Citibank NA, VRDN (b)(e)	6,235	6,235
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.08% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.1% 12/6/13, LOC Citibank NA, VRDN (b)(e)	6,470	6,470
(El Paseo Apts. Proj.) Series 2002 B, 0.1% 12/6/13, LOC Citibank NA, VRDN (b)(e)	4,445	4,445
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	8,675	8,675
(Las Ventanas Apts. Proj.) Series 2008 B, 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)	8,300	8,300
(Trestles Apts. Proj.) Series 2004 A, 0.07% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.06% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	10,860	10,860
San Mateo County Cmnty. College District Participating VRDN Series WF 11 64C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	8,345	8,345
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District Participating VRDN Series WF 11 75Z, 0.06% 12/6/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	$ 14,875	$ 14,875
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.06% 12/6/13, LOC Bank of America NA, VRDN (b)	68,840	68,840
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.04% 12/6/13, LOC Wells Fargo Bank NA, VRDN (b)	6,500	6,500
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.14% 12/6/13, LOC Union Bank NA, VRDN (b)(e)	11,145	11,145
Santa Clara Elec. Rev. Series 2008 B, 0.04% 12/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	25,700	25,700
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	4,850	4,850
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	17,925	17,925
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)(e)	29,700	29,700
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,500	5,500
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.):
Series 2009-1, 0.04% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,300	3,300
Series 2009-2, 0.04% 12/6/13, LOC Wells Fargo Bank NA, VRDN (b)	3,850	3,850
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,685	12,685
Univ. of California Revs. Participating VRDN:
Series Floaters 09 7C, 0.06% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,960	2,960
Series Putters 3365, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,885	4,885
Series Putters 3367, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,500	1,500
Series Putters 3368, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,000	15,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN: - continued
Series Putters 3754 Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 4,250	$ 4,250
Series Putters 3961, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Series Putters 4288, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series Putters 4421, 0.07% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series ROC II R 11886X, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(f)	6,845	6,845
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.05% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	30,140	30,140
Whittier Health Facilities Rev. Series 2009 A, 0.04% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,725	8,725
		3,892,040
Colorado - 0.2%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.08% 12/6/13 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	12,500	12,500
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.2% 12/6/13, VRDN (b)	4,630	4,630
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.09% 12/6/13, VRDN (b)	15,725	15,725
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.1% 12/6/13, VRDN (b)(e)	11,000	11,000
		26,725
Kentucky - 0.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.06% 12/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	5,000	5,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.35% 12/6/13, VRDN (b)	1,650	1,650
0.35% 12/6/13, VRDN (b)	1,000	1,000
		2,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.23% 12/6/13, VRDN (b)(e)	$ 3,850	$ 3,850
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 C2, 0.23% 12/6/13, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	4,600	4,600
Series 2008 C3, 0.25% 12/6/13, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	2,700	2,700
		7,300
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Casella Waste Sys., Inc. Proj.) Series 2013, 0.1% 12/6/13, LOC Bank of America NA, VRDN (b)(e)	2,800	2,800
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.23% 12/6/13, VRDN (b)	1,800	1,800
Series 2012 A, 0.25% 12/6/13, VRDN (b)(e)	3,300	3,300
		5,100
New York - 0.3%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.14% 12/6/13, LOC KeyBank NA, VRDN (b)	595	595
New York City Gen. Oblig. Series 2008 J11, 0.11% 12/6/13 (Liquidity Facility KBC Bank NV), VRDN (b)	6,300	6,300
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.3% 12/6/13, LOC RBS Citizens NA, VRDN (b)	9,600	9,600
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.07% 12/6/13, LOC Bank of America NA, VRDN (b)	4,510	4,510
		21,005
Ohio - 0.2%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.25% 12/6/13, VRDN (b)	1,200	1,200
Series B, 0.15% 12/6/13, VRDN (a)(b)	5,100	5,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 0.36% 12/6/13, LOC RBS Citizens NA, VRDN (b)	$ 7,100	$ 7,100
Series 2008 E, 0.34% 12/6/13, LOC RBS Citizens NA, VRDN (b)	2,500	2,500
		15,900
Pennsylvania - 0.1%
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.14% 12/2/13, LOC Citizens Bank of Pennsylvania, VRDN (b)	6,000	6,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.05% 12/6/13, LOC Barclays Bank PLC, VRDN (b)	10,500	10,500
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.11% 12/2/13, VRDN (b)	6,400	6,400
Texas - 0.4%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	2,800	2,800
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.37% 12/6/13, VRDN (b)(e)	3,450	3,450
North Texas Tollway Auth. Rev. Series 2011 A, 0.05% 12/6/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	1,300	1,300
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.07% 12/6/13 (Total SA Guaranteed), VRDN (b)	5,000	5,000
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.08% 12/6/13, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	5,150	5,150
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.05% 12/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	10,180	10,180
		27,880
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.07% 12/6/13, LOC Freddie Mac, VRDN (b)(e)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 12/6/13, VRDN (b)	$ 1,400	$ 1,400
TOTAL VARIABLE RATE DEMAND NOTE (Cost $4,059,180)		4,059,180
Other Municipal Debt - 26.2%

California - 25.5%
Acalanes Union High School District Bonds Series WF11 85Z, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	11,720	11,720
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.12% 2/11/14, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
Beverly Hills Unified School District Bonds Series 2013, 4% 8/1/14 (a)	11,350	11,629
California Cmnty. College Fin. Auth. Trans. TRAN Series 2013 E:
2% 12/31/13	33,900	33,950
2% 12/31/13	29,890	29,933
2% 12/31/13	16,015	16,037
2% 1/31/14	1,500	1,504
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 L, 5% 5/1/14	20,495	20,902
Series 2010 M, 5% 5/1/14	18,350	18,715
Series 2010, 2% 5/1/14	500	504
California Econ. Recovery Bonds Series 2009 A, 5.25% 7/1/14	2,205	2,270
California Ed. Notes Prog. TRAN Series 2013 C, 2% 1/31/14	11,345	11,378
California Edl. Facilities Auth. Rev. Bonds:
(Stanford Univ. Proj.):
Series S4, 0.17% tender 5/16/14, CP mode	50,000	50,000
Series T4, 5% 3/15/14	2,470	2,504
Series WF 10 54C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	7,125	7,125
California Gen. Oblig.:
Bonds:
3% 2/1/14	16,390	16,467
3% 2/1/14	23,650	23,761
4% 9/1/14	15,755	16,204
4% 10/1/14	4,000	4,126
4% 11/1/14	25,000	25,873
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Bonds:
4% 11/1/14	$ 2,900	$ 3,001
5% 2/1/14	9,655	9,733
5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	3,200	3,226
5% 3/1/14	1,120	1,133
5% 3/1/14	2,525	2,555
5% 6/1/14	2,500	2,559
5% 10/1/14	1,900	1,976
RAN:
Series 2013 A1, 2% 5/28/14	77,800	78,478
Series 2013 A2, 2% 6/23/14	111,800	112,911
Series 2011 A1:
0.1% 12/2/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	30,000	30,000
0.1% 12/3/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	26,170	26,170
0.11% 12/12/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	17,020	17,020
0.12% 12/2/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	43,200	43,200
0.12% 12/12/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	43,100	43,100
0.12% 12/18/13, LOC Royal Bank of Canada, CP	23,600	23,600
0.13% 12/10/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	35,000	35,000
Series 2011 A2, 0.11% 12/3/13, LOC Royal Bank of Canada, CP	21,900	21,900
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.13%, tender 6/27/14 (b)	20,400	20,400
California Pub. Works Board Lease Rev. Bonds (Various California State Univ. Projs.) Series A, 5.5% 6/1/14 (Escrowed to Maturity)	1,430	1,468
California School Cash Reserve Prog. Auth. TRAN Series 2013 A:
2% 4/1/14	32,525	32,718
2% 6/2/14	7,650	7,719
2% 6/2/14	5,600	5,650
California State Univ. Rev. Series 2001 A:
0.11% 2/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,067	13,067
0.11% 2/4/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,515	4,515
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. Bonds Series 2009 A, 5% 4/1/14	$ 12,990	$ 13,197
Corona-Norco Unified School District TRAN 2% 12/31/13	3,600	3,605
Desert Sands Unified School District TRAN 1.5% 1/31/14	17,000	17,035
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	17,940	17,940
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	59,800	60,169
Long Beach Gas & Util. Rev. Series 2013 A, 0.13% 12/12/13, LOC Bank of New York, New York, CP	3,000	3,000
Los Angeles County Gen. Oblig.:
Series 2010 B:
0.11% 2/5/14, LOC U.S. Bank NA, Cincinnati, CP	13,000	13,000
0.11% 2/5/14, LOC Wells Fargo Bank NA, CP	5,000	5,000
0.12% 12/10/13, LOC U.S. Bank NA, Cincinnati, CP	5,000	5,000
Series 2010 C:
0.1% 12/5/13, LOC Wells Fargo Bank NA, CP	25,500	25,500
0.11% 2/5/14, LOC Wells Fargo Bank NA, CP	8,700	8,700
TRAN 2% 6/30/14	59,775	60,402
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2013 A:
2% 2/28/14	8,400	8,437
2% 6/30/14	4,000	4,042
Series 2013 C1:
2% 12/31/13	8,000	8,011
2% 12/31/13	10,000	10,013
2% 1/31/14	28,800	28,878
2% 1/31/14	14,800	14,838
Series 2013 D, 1.5% 1/31/14	5,000	5,010
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.12% 12/5/13 (Liquidity Facility Wells Fargo Bank NA), CP	18,000	18,000
0.15% 2/3/14 (Liquidity Facility Wells Fargo Bank NA), CP	76,800	76,800
Los Angeles Gen. Oblig. TRAN 2% 2/27/14	61,300	61,569
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,400	5,400
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 A1:
0.09% 12/4/13, LOC Wells Fargo Bank NA, CP	4,160	4,160
0.11% 12/11/13, LOC Wells Fargo Bank NA, CP	11,603	11,603
Los Angeles Solid Waste Resources Rev. Bonds:
Series 2013 A, 4% 2/1/14	5,100	5,133
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Solid Waste Resources Rev. Bonds: - continued
Series 2013 B, 2% 2/1/14	$ 10,300	$ 10,331
Los Angeles Wastewtr. Sys. Bonds Series 2013 B, 2% 6/1/14	9,065	9,147
Port of Oakland Port Rev. Series 2013 A, 0.13% 3/6/14, LOC Wells Fargo Bank NA, CP	43,065	43,065
Riverside County Gen. Oblig. TRAN 2% 6/30/14	64,400	65,076
Sacramento Muni. Util. District Elec. Rev. Series 2011 L:
0.12% 12/5/13, LOC Barclays Bank PLC, CP	8,000	8,000
0.12% 2/11/14, LOC Barclays Bank PLC, CP	11,300	11,300
San Diego Cmnty. College District Bonds:
Series 2013:
1% 8/1/14	1,500	1,508
1% 8/1/14	6,000	6,032
Series WF11 87C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	9,970	9,970
San Diego County & School District TRAN 2% 4/30/14	7,035	7,086
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.12% 1/30/14, LOC Union Bank NA, CP	27,200	27,200
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	16,240	16,240
San Francisco City & County Gen. Oblig. Bonds Series 2010 A, 5% 6/15/14	2,025	2,077
San Francisco County Trans. Auth. Series 2004 A, 0.12% 3/6/14, LOC Wells Fargo Bank NA, CP	13,000	13,000
San Jose Int'l. Arpt. Rev. Series 2013 B3, 0.18% 12/4/13, LOC Wells Fargo Bank NA, CP (e)	13,045	13,045
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A, 0.12% 12/4/13, LOC Wells Fargo Bank NA, CP	6,155	6,155
Turlock Irrigation District Series 2013 A, 0.13% 12/17/13, LOC Bank of America NA, CP	5,300	5,300
Univ. of California Regents Med. Ctr. Pool Rev. Bonds Series 2013 J, 1.25% 5/15/14	4,665	4,687
Univ. of California Revs. Bonds Series 2011, 5% 5/15/14	5,520	5,646
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	59,000	59,366
Walnut Energy Ctr. Auth. Series 2005 B, 0.11% 12/5/13, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
		1,685,074
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 12/11/13, CP mode	$ 2,200	$ 2,200
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.32% tender 12/17/13, CP mode (e)	8,300	8,300
		10,500
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.3% tender 12/4/13, CP mode	3,000	3,000
0.3% tender 12/6/13, CP mode	7,000	7,000
Series 1993 B, 0.35% tender 12/30/13, CP mode	4,100	4,100
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.35% tender 12/16/13, CP mode	7,900	7,900
		22,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.35% tender 12/6/13, CP mode (e)	3,500	3,500
Series 1990 A2, 0.32% tender 12/17/13, CP mode (e)	5,500	5,500
Series 1990 B, 0.35% tender 12/23/13, CP mode	1,900	1,900
		10,900
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 12/18/13, CP mode (e)	1,200	1,200
TOTAL OTHER MUNICIPAL DEBT (Cost $1,729,674)		1,729,674
Investment Company - 12.4%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.07% (c)(d) (Cost $814,030)	814,030,000	$ 814,030
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,602,884)		6,602,884
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,795)
NET ASSETS - 100%		$ 6,597,089
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,395,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Acalanes Union High School District Bonds Series WF11 85Z, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	1/25/12 - 8/1/13	$ 11,720
California Edl. Facilities Auth. Rev. Bonds Series WF 10 54C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA)	12/23/10	$ 7,125
Fremont Union High School District, Santa Clara Bonds Series WF 11 34C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 17,940
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$ 5,400
Security	Acquisition Date	Cost (000s)
San Diego Cmnty. College District Bonds Series WF11 87C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$ 9,970
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 10/9/13	$ 16,240
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 482
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2013, the cost of investment securities for income tax purposes was $6,602,884,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

November 30, 2013

1.810689.109

SCM-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 55.2%
	Principal Amount (000s)	Value (000s)
Arkansas - 0.4%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.08% 12/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	$ 3,610	$ 3,610
California - 52.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	6,700	6,700
Series 2009 C, 0.05% 12/6/13, LOC Citibank NA, VRDN (b)	3,200	3,200
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.05% 12/6/13, LOC Fannie Mae, VRDN (b)	7,340	7,340
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(d)	3,465	3,465
Series Putters 3293, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000	5,000
Series Putters 3434, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,300	8,300
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.07% 12/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	5,000	5,000
Series ROC II R 11970-1, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(d)	4,200	4,200
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series Putters 3019, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,885	4,885
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2005 B, 0.06% 12/6/13, LOC JPMorgan Chase Bank, VRDN (b)	17,150	17,150
Participating VRDN:
Series EGL 07 0066, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(d)	11,050	11,050
Series MS 3336, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (b)(d)	2,225	2,225
Series ROC II R 11974, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(d)	1,500	1,500
California Gen. Oblig.:
Series 2003 C3, 0.05% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,200	6,200
Series 2004 A10, 0.06% 12/6/13, LOC Citibank NA, VRDN (b)	2,800	2,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005 A2-1, 0.05% 12/6/13, LOC Barclays Bank PLC, VRDN (b)	$ 7,100	$ 7,100
Series 2005 B2, 0.05% 12/6/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	6,100	6,100
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 H, 0.04% 12/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	13,200	13,200
(Scripps Health Proj.) Series 2008 D, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	4,130	4,130
Participating VRDN:
Series DB 3294, 0.06% 12/6/13 (Liquidity Facility Deutsche Bank AG) (b)(d)	2,000	2,000
Series MS 3239, 0.07% 12/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	2,200	2,200
Series MS 3267, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (b)(d)	6,000	6,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.07% 12/6/13, LOC Bank of America NA, VRDN (b)	23,500	23,500
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (b)	35,400	35,400
California Statewide Cmntys. Dev. Auth. Rev. (American Baptist Homes of the West Proj.) Series 2006, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	4,295	4,295
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.05% 12/6/13 (Liquidity Facility Citibank NA) (b)(d)	6,300	6,300
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.13% 12/6/13, LOC Bank of America NA, VRDN (b)	2,725	2,725
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(d)	6,090	6,090
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.):
Series 2007 B2, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	5,600	5,600
Series 2008 B, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	1,100	1,100
Long Beach Cmnty. College Participating VRDN Series RBC O 55, 0.05% 12/6/13 (Liquidity Facility Royal Bank of Canada) (b)(d)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3237, 0.07% 12/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	$ 7,790	$ 7,790
Series Putters 2864, 0.07% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,785	3,785
Series WF 09 8C, 0.08% 12/6/13 (Liquidity Facility Wells Fargo & Co.) (b)(d)	5,700	5,700
Los Angeles Dept. Arpt. Rev. Participating VRDN Series BC 10 27B, 0.06% 12/6/13 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,105	4,105
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 2013 A1, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(d)	4,900	4,900
Series MS 3345, 0.05% 12/6/13 (Liquidity Facility Cr. Suisse) (b)(d)	1,300	1,300
Series Putters 3837Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,875	6,875
Series Putters 4361, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,670	3,670
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3309, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,660	6,660
Series ROC II R 0006, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(d)	3,100	3,100
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(d)	16,150	16,150
Series Putters 3289, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,210	2,210
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.08% 12/6/13, LOC Bank of America NA, VRDN (b)	23,410	23,410
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.07% 12/6/13, LOC Fannie Mae, VRDN (b)	9,860	9,860
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.05% 12/6/13, LOC Citibank NA, VRDN (b)	3,500	3,500
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.1% 12/6/13 (Liquidity Facility Bank of America NA) (b)(d)	2,160	2,160
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.04% 12/6/13, LOC Union Bank NA, VRDN (b)	27,595	27,595
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.06% 12/6/13, LOC Bank of America NA, VRDN (b)	$ 1,000	$ 1,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	14,100	14,100
Riverside Elec. Rev. Series 2008 A, 0.03% 12/6/13, LOC Bank of America NA, VRDN (b)	3,600	3,600
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	4,795	4,795
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.07% 12/6/13, LOC Fannie Mae, VRDN (b)	3,950	3,950
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,825	2,825
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series Putters 3753 Z, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,215	4,215
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,660	4,660
Series ROC II R 12318, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(d)	5,265	5,265
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.06% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,000	2,000
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.):
Series 2008 2, 0.05% 12/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,275	1,275
Series 2008-1, 0.05% 12/6/13, LOC Bank of America NA, VRDN (b)	2,680	2,680
San Francisco City & County Gen. Oblig. Participating VRDN Series BA 08 3318, 0.18% 12/6/13 (Liquidity Facility Bank of America NA) (b)(d)	5,000	5,000
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.07% 12/6/13, LOC Freddie Mac, VRDN (b)	11,900	11,900
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.05% 12/6/13, LOC Freddie Mac, VRDN (b)	4,700	4,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.06% 12/6/13, LOC Bank of America NA, VRDN (b)	$ 27,515	$ 27,515
Santa Monica-Malibu Unified School District Participating VRDN Series ROC II R 14048, 0.06% 12/6/13 (Liquidity Facility Citibank NA) (b)(d)	4,800	4,800
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, 0.04% 12/6/13, LOC Barclays Bank PLC, VRDN (b)	18,330	18,330
Univ. of California Revs. Participating VRDN:
Series Putters 3368, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,275	2,275
Series Putters 4401, 0.06% 12/6/13 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,500	2,500
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.05% 12/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,900	5,900
		483,810
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.2% 12/6/13, VRDN (a)(b)	200	200
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.35% 12/6/13, VRDN (b)	2,000	2,000
0.35% 12/6/13, VRDN (b)	2,500	2,500
		4,500
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.23% 12/6/13, VRDN (b)	300	300
New York - 0.5%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.14% 12/6/13, LOC KeyBank NA, VRDN (b)	1,900	1,900
New York City Gen. Oblig. Series 2008 J11, 0.11% 12/6/13 (Liquidity Facility KBC Bank NV), VRDN (b)	900	900
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.3% 12/6/13, LOC RBS Citizens NA, VRDN (b)	1,400	1,400
		4,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - 0.5%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.25% 12/6/13, VRDN (b)	$ 4,500	$ 4,500
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 E, 0.34% 12/6/13, LOC RBS Citizens NA, VRDN (b)	300	300
		4,800
Puerto Rico - 0.8%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.05% 12/6/13, LOC Barclays Bank PLC, VRDN (b)	7,000	7,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 12/6/13, VRDN (b)	200	200
TOTAL VARIABLE RATE DEMAND NOTE (Cost $508,620)		508,620
Other Municipal Debt - 31.1%

California - 30.5%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.12% 2/11/14, LOC Fed. Home Ln. Bank, San Francisco, CP	5,800	5,800
California Cmnty. College Fin. Auth. Trans. TRANSeries 2013 E:
2% 12/31/13	6,100	6,109
2% 12/31/13	4,700	4,707
2% 12/31/13	2,900	2,904
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 L, 5% 5/1/14	2,635	2,687
Series 2010 M, 5% 5/1/14	7,605	7,756
California Econ. Recovery Bonds Series 2009 A, 5.25% 7/1/14	2,495	2,568
California Ed. Notes Prog. TRAN Series 2013 C, 2% 1/31/14	2,000	2,006
California Edl. Facilities Auth. Rev.:
Bonds (Stanford Univ. Proj.) Series T4, 5% 3/15/14	1,000	1,014
Series 2008, 0.1% 12/20/13, CP	9,673	9,673
California Gen. Oblig.:
Bonds:
3% 2/1/14	7,000	7,033
4% 4/1/14	1,500	1,518
4% 11/1/14	3,965	4,103
5% 2/1/14	3,750	3,780
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Bonds:
5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	$ 2,165	$ 2,183
5% 4/1/14	1,000	1,016
RAN:
Series 2013 A1, 2% 5/28/14	11,600	11,701
Series 2013 A2, 2% 6/23/14	12,700	12,826
Series 2011 A1:
0.1% 12/3/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	8,000	8,000
0.11% 12/12/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	2,400	2,400
0.12% 12/2/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	6,800	6,800
0.12% 12/12/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	6,900	6,900
0.12% 12/18/13, LOC Royal Bank of Canada, CP	3,400	3,400
0.13% 12/10/13, LOC Wells Fargo Bank NA, LOC California Teachers Retirement Sys., CP	5,000	5,000
Series 2011 A2, 0.11% 12/3/13, LOC Royal Bank of Canada, CP	3,100	3,100
Series 2011 A5, 0.12% 12/5/13, LOC U.S. Bank NA, Cincinnati, CP	3,000	3,000
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.13%, tender 6/27/14 (b)	4,600	4,600
California Pub. Works Board Lease Rev. Bonds (Various California State Univ. Projs.) Series A, 5.5% 6/1/14 (Escrowed to Maturity)	1,765	1,812
California School Cash Reserve Prog. Auth. TRANSeries 2013 A:
2% 4/1/14	1,100	1,106
2% 4/1/14	4,600	4,627
2% 6/2/14	1,000	1,009
California Statewide Cmntys. Dev. Auth. Rev. Bonds Series 2009 A, 5% 4/1/14	1,900	1,930
Campbell Union High School District Bonds Series WF 10 52C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	10,255	10,255
Desert Sands Unified School District TRAN 1.5% 1/31/14	3,000	3,006
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	9,800	9,860
Los Angeles County Gen. Oblig.:
Series 2010 B:
0.09% 12/5/13, LOC U.S. Bank NA, Cincinnati, CP	2,000	2,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Gen. Oblig.: - continued
Series 2010 B:
0.11% 2/5/14, LOC U.S. Bank NA, Cincinnati, CP	$ 2,000	$ 2,000
Series 2010 C:
0.1% 12/5/13, LOC Wells Fargo Bank NA, CP	4,500	4,500
0.11% 2/5/14, LOC Wells Fargo Bank NA, CP	1,300	1,300
TRAN 2% 6/30/14	9,800	9,903
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN:
Series 2013 A, 2% 2/28/14	1,300	1,306
Series 2013 C1:
2% 1/31/14	5,200	5,214
2% 1/31/14	2,700	2,707
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.12% 12/5/13 (Liquidity Facility Wells Fargo Bank NA), CP	9,000	9,000
0.15% 2/3/14 (Liquidity Facility Wells Fargo Bank NA), CP	13,200	13,200
Los Angeles Gen. Oblig. TRAN 2% 2/27/14	9,700	9,743
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 A1, 0.11% 12/11/13, LOC Wells Fargo Bank NA, CP	1,900	1,900
Los Angeles Solid Waste Resources Rev. Bonds:
Series 2013 A, 4% 2/1/14	900	906
Series 2013 B, 2% 2/1/14	1,880	1,886
Los Angeles Wastewtr. Sys. Rev. Bonds Series 2009 A, 5% 6/1/14	1,025	1,049
Port of Oakland Port Rev. Series 2013 A, 0.13% 3/6/14, LOC Wells Fargo Bank NA, CP	11,100	11,100
Riverside County Gen. Oblig. TRAN 2% 6/30/14	10,600	10,711
Sacramento Muni. Util. District Elec. Rev. Series 2011 L, 0.12% 2/11/14, LOC Barclays Bank PLC, CP	1,700	1,700
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.12% 1/30/14, LOC Union Bank NA, CP	5,380	5,380
San Francisco City & County Gen. Oblig. Bonds Series 2011 R1, 5% 6/15/14	2,000	2,051
San Francisco County Trans. Auth. Series 2004 A, 0.12% 3/6/14, LOC Wells Fargo Bank NA, CP	2,285	2,285
San Jose Int'l. Arpt. Rev. Series 2013 A3, 0.17% 12/4/13, LOC Wells Fargo Bank NA, CP	4,727	4,727
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	9,800	9,862
		280,619
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.2% tender 12/11/13, CP mode	700	700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.3% tender 12/6/13, CP mode	$ 2,700	$ 2,700
Series 1993 B, 0.35% tender 12/30/13, CP mode	1,900	1,900
		4,600
TOTAL OTHER MUNICIPAL DEBT (Cost $285,919)		285,919
Investment Company - 13.5%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.06% (c) (Cost $124,018)	124,018,000	124,018
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $918,557)		918,557
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,076
NET ASSETS - 100%		$ 920,633
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,255,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Campbell Union High School District Bonds Series WF 10 52C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	12/23/10	$ 10,255
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 59
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2013, the cost of investment securities for income tax purposes was $918,557,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014